UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BVF Inc.
Address: 900 North Michigan Avenue
         Chicago, Illinois 60611

Form 13F File Number: 28-6800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark N. Lampert
Title: President
Phone: (312) 506-6500

Signature, Place, and Date of Signing:

        /s/ Mark N. Lampert, San Francisco, CA, November 15, 2010

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      22
                                              -----------------------------

Form 13F Information Table Value Total:                $240,903
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.         Form 13F File Number           Name
    ---         --------------------           ----
    1           28-6770                        BVF Partners L.P.

                           Form 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ---------------------
ARQULE INC                    COM             04269E107    7,617    1,478,974  SH        DEFINED      1        0      1,478,974  0
AUTOIMMUNE INC                COM             052776101    1,667    3,605,297  SH        DEFINED      1        0      3,605,297  0
CADUS CORP                    COM             127639102      393      269,270  SH        DEFINED      1        0        269,270  0
CELERA CORP                   COM             15100E106   29,287    4,345,192  SH        DEFINED      1        0      4,345,192  0
CELLDEX THERAPEUTICS INC NEW  COM             15117B103      349       87,200  SH        DEFINED      1        0         87,200  0
CYTOKINETICS INC              COM             23282W100      751      284,400  SH        DEFINED      1        0        284,400  0
DEPOMED INC                   COM             249908104      920      205,400  SH        DEFINED      1        0        205,400  0
DYNAVAX TECHNOLOGIES CORP     COM             268158102    7,354    4,018,451  SH        DEFINED      1        0      4,018,451  0
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   20,622    2,848,334  SH        DEFINED      1        0      2,848,334  0
INFINITY PHARMACEUTICALS INC  COM             45665G303   14,177    2,572,908  SH        DEFINED      1        0      2,572,908  0
INHIBITEX INC                 COM             45719T103    5,427    3,014,968  SH        DEFINED      1        0      3,014,968  0
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108      881       86,500  SH        DEFINED      1        0         86,500  0
LIGAND PHARMACEUTICALS INC    CL B            53220K207   17,547   11,105,986  SH        DEFINED      1        0     11,105,986  0
NEUROCRINE BIOSCIENCES INC    COM             64125C109   21,209    3,499,765  SH        DEFINED      1        0      3,499,765  0
ORTHOLOGIC CORP               COM             68750J107    4,978    5,470,388  SH        DEFINED      1        0      5,470,388  0
OSTEOLOGIX INC                COM             68858P104      273      757,574  SH        DEFINED      1        0        757,574  0
PAIN THERAPEUTICS INC         COM             69562K100   11,277    1,824,770  SH        DEFINED      1        0      1,824,770  0
REPLIGEN CORP                 COM             759916109    6,120    1,810,535  SH        DEFINED      1        0      1,810,535  0
RIGEL PHARMACEUTICALS INC     COM NEW         766559603   10,912    1,297,474  SH        DEFINED      1        0      1,297,474  0
SUPERGEN INC                  COM             868059106   12,404    5,934,986  SH        DEFINED      1        0      5,934,986  0
TARGACEPT INC                 COM             87611R306   62,582    2,801,333  SH        DEFINED      1        0      2,801,333  0
ZALICUS INC                   COM             98887C105    4,156    3,196,672  SH        DEFINED      1        0      3,196,672  0